                                ING EQUITY TRUST
                           ING Financial Services Fund


                    Supplement Dated December 2, 2004 to the
             Class A, Class B, Class C and M Prospectus and Class O
                                   Prospectus
                          Each Dated September 30, 2004

EFFECTIVE IMMEDIATELY, the following changes will be made to the Prospectuses:

         The "Year by Year Total Returns" bar chart on page 13 of the Class A, Class B, Class C and Class M Prospectus and on page 6 of the Class O Prospectus is hereby deleted and replaced with the following:

                     YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

                  The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
(1.89) 46.69   41.10   64.86   (1.83)  (18.84) 27.79   11.53   (13.54) 32.26

         All footnotes remain unchanged.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                ING EQUITY TRUST
                           ING Financial Services Fund
                            ING LargeCap Growth Fund


                    Supplement Dated December 2, 2004 to the
             Class A, Class B, Class C, Class I, Class M and Class O
                   Statement of Additional Information ("SAI")
                            Dated September 30, 2004


      Effective immediately, ING Financial Services Fund and ING LargeCap Growth Fund may invest in Initial Public Offerings. To reflect this change, the row entitled "IPOs" on page 53 of the SAI is amended as below:

                       EQUITY
                         AND   FINANCIAL LARGECAP LARGECAP              MIDCAP    MIDCAP  REAL  DISCIPLINED   SMALLCAP    SMALLCAP
ASSET     CONVERTIBLE   BOND   SERVICES   GROWTH   VALUE   MAGNACAP OPPORTUNITIES VALUE  ESTATE  LARGECAP   OPPORTUNITIES  VALUE
CLASS(1)     FUND       FUND     FUND      FUND     FUND     FUND        FUND      FUND   FUND     FUND         FUND        FUND

IPOs           X                   X        X        X        X           X         X      X                      X          X


      All footnotes remained unchanged.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE